Shareholders' Equity	12 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 16 — SHAREHOLDERS’ EQUITY

Ordinary shares

The Company was incorporated under the laws of the Cayman Islands on June 23, 2015. The original authorized number of ordinary shares was 100 million shares with par value of US$0.02 per share (including 60,000,000 shares of Class A shares and 40,000,000 shares of Class B shares). Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. In respect of matters requiring a shareholder vote, each Class A ordinary share will be entitled to one vote and each Class B ordinary share will be entitled to ten votes. The Class A ordinary shares are not convertible into shares of any other class. The Class B ordinary shares are convertible into Class A ordinary shares at any time after issuance at the option of the holder on a one-to-one basis.

On November 13, 2020, the Company amended its Memorandum of Association to reverse split the authorized number of shares at a ratio of 1-for-4 share to 25 million shares with par value of US$0.08 per share, and reverse split the issued shares from 70,610,963 shares at par value of US$0.02 per share to 17,652,743 ordinary shares with par value of $0.08 per share. On August 8, 2022, the Company amended its Memorandum of Association to reverse split the authorized number of shares at a ratio of 1-for-2 share to 35 million shares with par value of US$0.16 per share, and reverse split the issued shares from 17,652,743 shares at par value of US$0.08 per share to 8,826,374 ordinary shares with par value of $0.16 per share. The reverse split is considered part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented.

As a result of this revere split, the authorized number of Class A ordinary shares have been changed from 60,000,000 shares to 15,000,000 shares, and authorized number of Class B ordinary shares have been changed from 40,000,000 shares to 10,000,000 shares.

On August 25, 2021, the Company amended its Memorandum of Association to increase the authorized shares of Class A ordinary shares from 15,000,000 shares to 60,000,000 shares with par value of $0.08 per share. As a result of this amendment, the total authorized ordinary shares have been changed from 25,000,000 shares (including 15,000,000 Class A ordinary shares and 10,000,000 Class B ordinary shares) to 70,000,000 shares (including 60,000,000 Class A ordinary shares and 10,000,000 Class B ordinary shares).

On August 8, 2022, the Company amended its Memorandum of Association to reverse split the authorized number of shares at a ratio of 1-for-2 share to 35 million shares with par value of US$0.16 per share, and reverse split the issued shares from 17,652,743 shares at par value of US$0.08 per share to 8,826,374 ordinary shares with par value of $0.16 per share. The reverse split is considered part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented (see Note1).

As a result of this revere split, the authorized number of Class A ordinary shares have been changed from 60,000,000 shares to 30,000,000 shares, and authorized number of Class B ordinary shares have been changed from 10,000,000 shares to 5,000,000 shares. As of August 8, 2022, the Company had 8,826,374 ordinary shares issued and outstanding (including 4,996,874 shares of Class A ordinary shares and 3,829,500 shares of Class B ordinary shares).

On March 15, 2023, the Company completed the initial public offering in Nasdaq Capital market and issued 1,500,000 Class A ordinary shares. As of June 30, 2023, the Company had 10,326,374 ordinary shares issued and outstanding (including 6,496,874 shares of Class A ordinary shares and 3,829,500 shares of Class B ordinary shares).

On September 14, 2023, the Company issued 43,784 Class A ordinary shares to The Benchmark Company LLC pursuant to the Warrant Certificate dated March 17, 2023 between the Company and The Benchmark Company LLC. As of September 14, 2023, the Company had 10,370,158 ordinary shares issued and outstanding (including 6,540,658 shares of Class A ordinary shares and 3,829,500 shares of Class B ordinary shares).

On June 25, 2024, the Company issued 631,200 Class A ordinary shares upon the exercise of the options to its employees issued pursuant to the Plan (as defined below). As of June 25, 2024, the Company had 11,001,358 ordinary shares issued and outstanding (including 7,171,858 shares of Class A ordinary shares and 3,829,500 shares of Class B ordinary shares.)

Statutory reserve and restricted net assets

Relevant PRC laws and regulations restrict the Company’s PRC subsidiaries and the Company from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company without the consent of a third party.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S GAAP differ from those in the statutory financial statements of the WFOE and its subsidiaries and the Company. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

In light of the foregoing restrictions, the Company’s PRC subsidiaries and the Company and are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulations in the PRC may further restrict the WFOE, the Company and the Company’s PRC subsidiaries from transferring funds to the Company in the form of dividends, loans and advances.

As of June 30, 2024 and 2023, the restricted amounts as determined pursuant to PRC statutory laws both totaled $624,097. As of June 30, 2024 and 2023, the Company’s total restricted net assets amounted to $22,341,270 and $ 21,071,864, respectively.